Premises and equipment (Tables)	12 Months Ended
Dec. 31, 2015
Table Text Block
Property, Plant and Equipment [Table Text Block]
(In thousands)	Useful life in years	2015	2014
Land		$116,701	$115,176
Buildings	10-50	495,631	483,983
Equipment	2-10	302,656	290,444
Leasehold improvements	3-10	70,449	69,443
		868,736	843,870
Less - Accumulated depreciation
and amortization		503,829	475,162
Subtotal		364,907	368,708
Construction in progress		21,003	10,697
Total premises and equipment, net		$502,611	$494,581